LEGG MASON TAX-EXEMPT TRUST, INC.


                   Supplement to the Primary Class Prospectus
                                dated May 1, 2005


The second sentence of the fifth paragraph of the section entitled "Distribution Plan" on Page 8 of the prospectus is replaced in its entirety with the following:


         Legg Mason pays these brokers up to 100% of the distribution and service fee that it receives from the fund for those sales and for services to the investors who hold the shares.





                    This supplement is dated August 1, 2005.

  You should retain this supplement with your prospectus for future reference.